Shareholder Fees	Nov. 01, 2021 USD ($)
PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund | PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund
Shareholder Fees:
Shareholder Fee, Other